Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 3,437	$ 5,057	$ 5,057
Additions: Provision for bad debt expenses	37	169	1,820
Less: Writes-offs		(1,620)
Less: Reversal for collection of bad debt	(54)
Translation adjustment	11
Balance at end of year	3,394	3,437	5,057
Allowance for Loan and Lease Losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions: Provision for bad debt expenses